UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524
The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/06

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Premier Core Value Fund
Dreyfus Premier Limited Term High Yield Fund
Dreyfus Premier Managed Income Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Core Value Fund
September 30, 2006 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Banking--11.1%
Bank of America	498,436	26,701,217
Bank of New York	88,300	3,113,458
Citigroup	467,833	23,237,265
SunTrust Banks	41,300	3,191,664
U.S. Bancorp	202,100	6,713,762
Wachovia	178,800	9,977,040
		72,934,406
Consumer Discretionary--9.5%
Clear Channel Communications	244,300 a	7,048,055
Comcast, Cl. A	85,400 a	3,146,990
Federated Department Stores	86,200	3,724,702
Gap	182,200	3,452,690
Johnson Controls	63,200	4,533,968
Limited Brands	124,400	3,295,356
Marriott International, Cl. A	88,800	3,431,232
McDonald's	281,700	11,020,104
News, Cl. A	315,300	6,195,645
Omnicom Group	76,700	7,179,120
Time Warner	311,300	5,674,999
TJX Cos.	128,800	3,610,264
		62,313,125
Consumer Staples--9.1%
Altria Group	232,000	17,759,600
Cadbury Schweppes, ADR	172,600	7,382,102
Clorox	54,900	3,458,700
Colgate-Palmolive	52,957	3,288,630
Dean Foods	147,600 a	6,202,152
Kraft Foods, Cl. A	129,200	4,607,272
Procter & Gamble	271,700	16,839,966
		59,538,422
Energy--11.9%
Anadarko Petroleum	76,800	3,366,144
Apache	38,000	2,401,600
Chevron	209,000	13,555,740
ConocoPhillips	235,120	13,996,694
Devon Energy	49,700	3,138,555
Exxon Mobil	455,232	30,546,067
Halliburton	101,900	2,899,055
Marathon Oil	55,500	4,267,950
Valero Energy	83,000	4,272,010
		78,443,815
Financial--22.9%
AMBAC Financial Group	39,800	3,293,450
American International Group	147,493	9,772,886
AON	138,500	4,690,995
Capital One Financial	120,000	9,439,200
Chubb	119,500	6,209,220
CIT Group	69,100	3,360,333
Countrywide Financial	100,200	3,511,008
Equity Residential	67,100	3,393,918
Franklin Resources	34,500	3,648,375

Freddie Mac	133,600	8,861,688
Genworth Financial, Cl. A	176,895	6,193,094
Goldman Sachs Group	20,360	3,444,301
JPMorgan Chase & Co.	449,900	21,127,304
Lincoln National	112,100	6,959,168
Merrill Lynch & Co.	162,450	12,706,839
MetLife	119,300	6,761,924
Morgan Stanley	101,500	7,400,365
PMI Group	124,300	5,445,583
PNC Financial Services Group	50,800	3,679,952
Prudential Financial	66,000	5,032,500
St. Paul Travelers Cos.	68,200	3,197,898
Washington Mutual	105,600	4,590,432
Wells Fargo & Co.	219,000	7,923,420
		150,643,853
Health Care--9.1%
Abbott Laboratories	170,600	8,284,336
Amgen	45,900 a	3,283,227
Baxter International	77,010	3,500,875
Bristol-Myers Squibb	106,800	2,661,456
Pfizer	649,000	18,405,640
Sanofi-Aventis, ADR	98,200	4,366,954
Thermo Electron	86,400 a	3,398,112
WellPoint	88,600 a	6,826,630
Wyeth	180,400	9,171,536
		59,898,766
Industrial--6.3%
3M	47,300	3,520,066
Eaton	43,300	2,981,205
Emerson Electric	35,460	2,973,676
General Electric	393,300	13,883,490
Honeywell International	74,700	3,055,230
Lockheed Martin	42,700	3,674,762
Tyco International	230,000	6,437,700
Union Pacific	58,900	5,183,200
		41,709,329
Information Technology--7.2%
Accenture, Cl. A	276,600	8,770,986
Automatic Data Processing	99,700	4,719,798
Cisco Systems	316,100 a	7,270,300
Hewlett-Packard	287,400	10,544,706
Intel	84,900	1,746,393
International Business Machines	41,500	3,400,510
Microsoft	125,200	3,421,716
NCR	97,900 a	3,865,092
Sun Microsystems	775,700 a	3,855,229
		47,594,730
Materials--2.4%
Alcoa	63,600	1,783,344
Dow Chemical	97,800	3,812,244
E.I. du Pont de Nemours & Co.	73,895	3,165,662
Phelps Dodge	20,400	1,727,880
Rohm & Haas	67,900	3,215,065
Vulcan Materials	22,200	1,737,150
		15,441,345
Telecommunications--5.7%
Alltel	47,495	2,635,972
AT & T	621,500	20,236,040

BellSouth	143,200	6,121,800
Sprint Nextel	129,050	2,213,207
Verizon Communications	176,900	6,568,297
		37,775,316
Utilities--4.5%
Constellation Energy Group	75,500	4,469,600
Edison International	71,900	2,993,916
Entergy	37,700	2,949,271
Exelon	106,565	6,451,445
FPL Group	63,900	2,875,500
NRG Energy	75,600 a	3,424,680
PG & E	77,000	3,207,050
Questar	39,000	3,189,030
		29,560,492
Total Common Stocks
(cost $564,197,082)		655,853,599

Other Investment--.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,037,000)	4,037,000 b	4,037,000

Total Investments (cost $568,234,082)	100.3%	659,890,599
Liabilities, Less Cash and Receivables	(.3%)	(1,729,884)
Net Assets	100.0%	658,160,715

ADR - American Depository Receipts
a Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS Dreyfus Premier Limited Term High Yield Fund September 30, 2006 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes--95.4%	Rate (%)	Date	Amount ($)	Value ($)

Advertising--1.2%
Lamar Media,
Gtd. Notes	6.63	8/15/15	475,000	457,781
R.H. Donnelley Finance I,
Gtd. Notes	10.88	12/15/12	3,402,000 a	3,759,210
				4,216,991
Aerospace & Defense--1.9%
Alliant Techsystems,
Gtd. Notes	6.75	4/1/16	500,000	493,750
Argo-Tech,
Sr. Notes	9.25	6/1/11	1,470,000	1,536,150
Armor Holdings,
Sr. Sub. Notes	8.25	8/15/13	2,250,000	2,340,000
DRS Technologies,
Sr. Sub. Notes	6.88	11/1/13	524,000	520,070
L-3 Communications,
Bonds	3.00	8/1/35	550,000 a	562,375
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	1,410,000	1,378,275
				6,830,620
Agricultural--.2%
Alliance One International,
Gtd. Notes	11.00	5/15/12	800,000	820,000
Airlines--.3%
United AirLines,
Pass-Through Ctfs., Ser. 00-2	7.81	10/1/09	981,877 b	1,051,222
Automotive, Trucks & Parts--1.1%
Cooper-Standard Automotive,
Gtd. Notes	8.38	12/15/14	525,000	388,500
Goodyear Tire & Rubber,
Sr. Notes	9.00	7/1/15	1,715,000 c	1,749,300
Tenneco,
Scd. Notes, Ser. B	10.25	7/15/13	1,200,000	1,308,000
United Components,
Sr. Sub. Notes	9.38	6/15/13	768,000	764,160
				4,209,960
Banks--1.2%
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	2,970,000	2,984,850
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	6.38	12/1/15	1,100,000	1,134,713
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	300,000 a,d	298,483
				4,418,046
Building & Construction--1.6%
Beazer Homes USA,
Gtd. Notes	6.88	7/15/15	550,000	500,500
Goodman Global Holdings,
Sr. Sub. Notes	7.88	12/15/12	524,000	501,730
Goodman Global Holdings,
Sr. Notes, Ser. B	8.33	6/15/12	1,159,000 d	1,177,834

Nortek,
Sr. Sub. Notes	8.50	9/1/14	1,573,000	1,494,350
Owens Corning,
Notes	7.00	3/15/09	2,000,000 b	1,020,000
Scranton Products,
Sr. Notes	10.50	7/1/13	975,000	996,937
Texas Industries,
Sr. Unscd. Notes	7.25	7/15/13	255,000	256,275
				5,947,626
Chemicals--5.8%
Airgas,
Sr. Sub. Notes	6.25	7/15/14	1,100,000 c	1,031,250
Huntsman,
Gtd. Notes	11.63	10/15/10	362,000	401,820
Huntsman International,
Gtd. Notes	9.88	3/1/09	323,000	338,342
Huntsman International,
Gtd. Notes	10.13	7/1/09	5,389,000 c	5,496,780
Ineos Group Holdings,
Sr. Sub. Notes	8.50	2/15/16	2,550,000 a,c	2,441,625
Lyondell Chemical,
Gtd. Notes	8.00	9/15/14	1,250,000	1,271,875
Nalco,
Sr. Sub. Notes	8.88	11/15/13	4,153,000 c	4,350,267
Nova Chemicals,
Sr. Unscd. Notes	8.41	11/15/13	1,140,000 d	1,168,500
PQ,
Gtd. Notes	7.50	2/15/13	325,000	310,375
Rhodia,
Sr. Notes	10.25	6/1/10	2,330,000	2,621,250
Rockwood Specialties Group,
Sr. Sub. Notes	10.63	5/15/11	1,098,000	1,180,350
Westlake Chemical,
Gtd. Notes	6.63	1/15/16	615,000	587,325
				21,199,759
Commercial & Professional Services--1.9%
Brickman Group,
Gtd. Notes, Ser. B	11.75	12/15/09	1,037,000	1,112,182
Corrections Corp. of America,
Gtd. Notes	6.25	3/15/13	1,710,000	1,684,350
Education Management,
Sr. Notes	8.75	6/1/14	625,000 a	634,375
Education Management,
Sr. Sub. Notes	10.25	6/1/16	1,310,000 a	1,346,025
Hertz,
Sr. Notes	8.88	1/1/14	950,000 a	999,875
Hertz,
Sr. Sub. Notes	10.50	1/1/16	430,000 a	475,150
Williams Scotsman,
Gtd. Notes	8.50	10/1/15	500,000	513,750
				6,765,707
Commercial Mortgage Pass-Through Ctfs.--.3%
Global Signal Trust,
Ser. 2006-1, Cl. F,	7.04	2/15/36	1,080,000 a	1,103,420
Consumer Products--.7%
Playtex Products,
Gtd. Notes	9.38	6/1/11	2,546,000	2,673,300
Diversified Financial Services--8.0%

Basell AF SCA,
Gtd. Notes	8.38	8/15/15	1,250,000 a,c	1,246,875
BCP Crystal US Holdings,
Sr. Sub. Notes	9.63	6/15/14	2,438,000	2,657,420
C & M Finance,
Gtd. Notes	8.10	2/1/16	325,000 a	319,115
CCM Merger,
Notes	8.00	8/1/13	630,000 a,c	607,950
Consolidated Communications
Illinois/Texas Holdings, Sr.
Notes	9.75	4/1/12	761,000	806,660
E*TRADE FINANCIAL,
Sr. Notes	8.00	6/15/11	320,000	332,800
FCE Bank,
Notes EUR	4.38	9/30/09	2,825,000 d,e	3,410,711
FINOVA Group,
Notes	7.50	11/15/09	1,635,060	465,992
Ford Motor Credit,
Notes	5.63	10/1/08	945,000	906,982
Ford Motor Credit,
Sr. Unscd. Notes	9.75	9/15/10	1,503,000 a	1,553,066
General Motors Acceptance
International Finance, Gtd.
Notes EUR	4.38	10/31/07	1,800,000 e	2,273,082
GMAC,
Notes	5.13	5/9/08	1,340,000	1,313,602
GMAC,
Sr. Unsub. Notes EUR	5.38	6/6/11	1,000,000 e	1,249,014
GMAC,
Notes	6.13	1/22/08	1,375,000 c	1,366,322
GMAC,
Notes	7.75	1/19/10	3,665,000	3,758,021
K & F Acquisition,
Gtd. Notes	7.75	11/15/14	645,000	649,837
Kansas City Southern Railway,
Gtd. Notes	7.50	6/15/09	600,000	603,000
Kaupthing Bank,
Notes	7.13	5/19/16	4,325,000 a	4,554,286
Stena AB,
Sr. Notes	7.50	11/1/13	1,001,000	988,487
				29,063,222
Diversified Metals & Mining--2.4%
Consol Energy,
Gtd. Notes	7.88	3/1/12	3,553,000	3,677,355
CSN Islands IX,
Gtd. Notes	10.50	1/15/15	1,577,000 a	1,837,205
Earle M. Jorgensen,
Scd. Notes	9.75	6/1/12	1,320,000	1,414,050
Freeport-McMoRan Copper & Gold,
Sr. Notes	6.88	2/1/14	500,000	496,250
Gibraltar Industries,
Gtd. Notes, Ser. B	8.00	12/1/15	670,000	666,650
Southern Copper,
Sr. Notes	6.38	7/27/15	600,000	601,412
				8,692,922
Electric Utilities--7.7%
AES,
Sr. Notes	8.88	2/15/11	1,000,000	1,075,000

AES,
Sr. Notes	9.38	9/15/10	1,000,000	1,085,000
Allegheny Energy Supply,
Sr. Unscd. Bonds	8.25	4/15/12	5,190,000 a	5,683,050
Edison Mission Energy,
Sr. Notes	7.50	6/15/13	1,185,000 a,c	1,202,775
FPL Energy National Wind,
Scd. Bonds	6.13	3/25/19	2,220,403 a	2,164,307
Mirant Americas Generation,
Sr. Notes	8.30	5/1/11	1,625,000	1,635,156
Mirant North America,
Gtd. Notes	7.38	12/31/13	3,915,000	3,939,469
Nevada Power,
Mortgage Notes	6.50	4/15/12	483,000	500,308
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	1,321,000	1,460,904
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,050,000	1,044,750
Reliant Energy,
Scd. Notes	9.25	7/15/10	2,548,000 c	2,656,290
Reliant Energy,
Scd. Notes	9.50	7/15/13	1,800,000	1,876,500
Sierra Pacific Power,
Mortgage Notes	6.25	4/15/12	1,150,000	1,177,787
Sierra Pacific Resources,
Sr. Notes	8.63	3/15/14	1,910,000 c	2,071,809
TECO Energy,
Sr. Notes	6.75	5/1/15	400,000	412,000
				27,985,105
Environmental Control--.6%
Allied Waste North America,
Gtd. Notes, Ser. B	9.25	9/1/12	703,000	753,089
Geo Sub,
Sr. Notes	11.00	5/15/12	1,090,000	1,128,150
WCA Waste,
Sr. Notes	9.25	6/15/14	325,000 a	338,812
				2,220,051
Food & Beverages--2.4%
Agrilink Foods,
Gtd. Notes	11.88	11/1/08	257,000	258,606
Dean Foods,
Gtd. Notes	7.00	6/1/16	750,000	753,750
Del Monte,
Sr. Sub. Notes	8.63	12/15/12	1,031,000 c	1,086,416
Dole Food,
Sr. Notes	8.63	5/1/09	768,000	754,560
Dole Food,
Debs.	8.75	7/15/13	780,000	733,200
Dole Food,
Sr. Notes	8.88	3/15/11	555,000 c	534,188
Ingles Markets,
Gtd. Notes	8.88	12/1/11	400,000	419,000
Smithfield Foods,
Sr. Notes	7.00	8/1/11	700,000	708,750
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	2,970,000 c	2,999,700
Stater Brothers Holdings,
Sr. Notes	8.89	6/15/10	650,000 d	659,750

				8,907,920
Health Care--3.8%
Angiotech Pharmaceuticals,
Sr. Sub. Notes	7.75	4/1/14	275,000 a	262,625
DaVita,
Gtd. Notes	7.25	3/15/15	1,450,000 c	1,431,875
Extendicare Health Services,
Gtd. Notes	9.50	7/1/10	658,000	693,367
Fresenius Finance,
Gtd. Notes EUR	5.00	1/31/13	150,000 a,e	192,304
HCA,
Sr. Notes	6.95	5/1/12	1,700,000	1,493,875
HCA,
Notes	8.75	9/1/10	1,860,000	1,883,250
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	500,000	490,000
Tenet Healthcare,
Sr. Notes	9.88	7/1/14	4,317,000	4,322,396
Triad Hospitals,
Sr. Sub. Notes	7.00	11/15/13	3,340,000 c	3,260,675
				14,030,367
Lodging & Entertainment--8.4%
AMC Entertainment,
Sr. Sub. Notes	9.88	2/1/12	680,000 c	702,100
Cinemark,
Sr. Discount Notes	9.75	3/15/14	3,250,000 f	2,608,125
Cinemark USA,
Sr. Sub. Notes	9.00	2/1/13	90,000 c	93,825
Gaylord Entertainment,
Gtd. Notes	6.75	11/15/14	975,000	937,219
Isle of Capri Casinos,
Gtd. Notes	9.00	3/15/12	1,050,000 c	1,101,187
Leslie's Poolmart,
Sr. Notes	7.75	2/1/13	850,000	841,500
Mandalay Resort Group,
Sr. Notes	6.50	7/31/09	1,651,000	1,661,319
Mashantucket Western Pequot Tribe,
Bonds	5.91	9/1/21	2,800,000 a	2,699,320
MGM Mirage,
Gtd. Notes	8.50	9/15/10	1,988,000	2,124,675
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	2,800,000 c	2,751,000
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	6.38	7/15/09	2,048,000	2,042,880
Park Place Entertainment,
Sr. Sub. Notes	7.88	3/15/10	1,266,000	1,322,970
Penn National Gaming,
Sr. Sub. Notes	6.75	3/1/15	640,000 c	626,400
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	2,825,000 a	3,026,281
Resorts International Hotel and
Casino, Gtd. Notes	11.50	3/15/09	490,000	509,600
Scientific Games,
Gtd. Notes	6.25	12/15/12	1,940,000	1,876,950
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	450,000	452,250
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	1,875,000	1,865,625

Station Casinos,
Sr. Sub. Notes	6.50	2/1/14	500,000 c	470,625
Vail Resorts,
Sr. Sub. Notes	6.75	2/15/14	1,500,000	1,473,750
Wynn Las Vegas/Las Vegas Capital,
First Mortgage Notes	6.63	12/1/14	1,559,000	1,520,025
				30,707,626
Machinery--2.8%
Case New Holland,
Gtd. Notes	9.25	8/1/11	2,976,000	3,169,440
Columbus McKinnon,
Sr. Sub. Notes	8.88	11/1/13	605,000 c	621,637
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	3,715,000 a	3,529,250
Terex,
Gtd. Notes	7.38	1/15/14	2,725,000	2,752,250
				10,072,577
Manufacturing--1.5%
Bombardier,
Notes	6.30	5/1/14	1,000,000 a	902,500
J.B. Poindexter & Co.,
Gtd. Notes	8.75	3/15/14	2,181,000	1,810,230
Polypore International,
Sr. Discount Notes	10.50	10/1/12	2,435,000 f	1,765,375
RBS Global/Rexnord
Sr. Sub Notes	11.75	8/1/16	825,000 a	853,875
				5,331,980
Media--6.1%
Adelphia Communications,
Sr. Notes, Ser. B	7.75	1/15/09	1,921,000 b	1,195,823
CCO Holdings/Capital,
Sr. Notes	8.75	11/15/13	2,345,000	2,371,381
CSC Holdings,
Sr. Notes, Ser. B	7.63	4/1/11	2,000,000	2,062,500
CSC Holdings,
Sr. Notes, Ser. B	8.13	7/15/09	750,000	780,000
Dex Media East/Finance,
Gtd. Notes	9.88	11/15/09	2,908,000	3,078,845
Dex Media East/Finance,
Gtd. Notes	12.13	11/15/12	2,323,000 c	2,604,664
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	2,879,000	3,123,715
Entercom Radio/Capital,
Gtd. Notes	7.63	3/1/14	460,000	451,375
Kabel Deutschland,
Gtd. Notes	10.63	7/1/14	1,570,000 a	1,691,675
LBI Media,
Gtd. Notes	10.13	7/15/12	1,500,000	1,586,250
LBI Media,
Sr. Discount Notes	11.00	10/15/13	1,492,000 f	1,268,200
Lodgenet Entertainment,
Sr. Sub. Debs.	9.50	6/15/13	548,000	589,100
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	956,000 f	803,040
Pegasus Communications,
Sr. Notes, Ser. B	12.50	8/1/07	1,929,853 b	221,933
Radio One,
Gtd. Notes, Ser. B	8.88	7/1/11	250,000	256,563

				22,085,064
Oil & Gas--9.0%
ANR Pipeline,
Notes	8.88	3/15/10	2,540,000	2,676,309
Chesapeake Energy,
Gtd. Notes	7.63	7/15/13	325,000	333,531
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	540,000	519,113
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	1,875,000	1,917,188
El Paso,
Sr. Notes	7.63	9/1/08	1,733,000	1,782,824
El Paso,
Sr. Notes	7.75	6/15/10	2,731,000	2,840,240
El Paso Production Holding,
Gtd. Notes	7.75	6/1/13	2,040,000	2,096,100
Hanover Compressor,
Gtd. Notes	8.63	12/15/10	1,000,000	1,045,000
Hanover Compressor,
Sr. Notes	9.00	6/1/14	1,632,000	1,738,080
Hanover Equipment Trust,
Scd. Notes, Ser. A	8.50	9/1/08	2,745,000 c	2,793,038
Hanover Equipment Trust,
Scd. Notes, Ser. B	8.75	9/1/11	15,000	15,675
McMoRan Exploration,
Sr. Notes	5.25	10/6/11	1,036,000 a	1,272,985
Northwest Pipeline,
Gtd. Notes	8.13	3/1/10	2,575,000	2,690,875
Pogo Producing,
Sr. Sub. Notes	6.63	3/15/15	2,150,000	2,064,000
Southern Natural Gas,
Unsub. Notes	8.88	3/15/10	2,057,000	2,167,389
Whiting Petroleum,
Sr. Sub. Notes	7.25	5/1/13	2,000,000	1,970,000
Williams Cos.,
Notes	7.13	9/1/11	250,000 c	257,500
Williams Cos.,
Notes	7.51	10/1/10	2,375,000 a,d	2,428,438
Williams Cos.,
Sr. Notes	7.63	7/15/19	975,000 c	1,018,875
Williams Cos.,
Notes	7.88	9/1/21	1,170,000 c	1,228,500
				32,855,660
Packaging & Containers--6.7%
Berry Plastics Holding,
Scd. Notes	8.88	9/15/14	565,000 a	570,650
Berry Plastics Holding,
Scd. Notes	9.27	9/15/14	180,000 a,c,d	181,800
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	6,715,000	6,832,513
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	3,835,000	3,902,113
Norampac,
Sr. Notes	6.75	6/1/13	975,000	926,250
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	519,000	495,645
Owens Brockway Glass Container,
Gtd. Notes	7.75	5/15/11	1,025,000 c	1,058,313

Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	515,000	530,450
Owens Brockway Glass Container,
Scd. Notes	8.75	11/15/12	1,156,000	1,225,360
Owens Brockway Glass Container,
Gtd. Notes	8.88	2/15/09	822,000	848,715
Owens-Illinois,
Debs.	7.80	5/15/18	2,000,000	1,910,000
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	2,200,000 a	2,233,000
Smurfit-Stone Container
Enterprises, Sr. Notes	9.75	2/1/11	2,372,000	2,455,020
Solo Cup,
Sr. Sub. Notes	8.50	2/15/14	1,525,000 c	1,324,844
				24,494,673
Paper & Forest Products--1.1%
Appleton Papers,
Sr. Sub. Notes, Ser. B	9.75	6/15/14	1,104,000	1,095,720
Buckeye Technologies,
Sr. Notes	8.50	10/1/13	1,255,000 c	1,264,413
Georgia-Pacific,
Sr. Notes	8.00	1/15/24	725,000 c	717,750
Temple-Inland,
Bonds	6.63	1/15/18	865,000	906,352
				3,984,235
Property & Casualty Insurance--.4%
Allmerica Financial,
Debs.	7.63	10/15/25	1,500,000	1,600,962
Real Estate Investment Trusts--1.3%
B.F. Saul REIT,
Scd. Notes	7.50	3/1/14	2,300,000	2,346,000
Host Marriott,
Sr. Notes, Ser. M	7.00	8/15/12	2,500,000	2,540,625
				4,886,625
Retail--1.3%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	1,245,000	1,246,556
Central European Distribution,
Scd. Bonds EUR	8.00	7/25/12	625,000 a,e	857,949
Neiman-Marcus Group
Gtd. Notes	9.00	10/15/15	365,000	389,638
Rite Aid,
Scd. Notes	8.13	5/1/10	1,180,000	1,188,850
VICORP Restaurants,
Sr. Notes	10.50	4/15/11	955,000	909,638
				4,592,631
State/Government General Obligations--1.4%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	700,000	701,337
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	1,475,000	1,483,260
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,910,000	2,893,850
				5,078,447
Technology--2.2%

Dresser,
Gtd. Notes	10.13	4/15/11	2,088,000	2,195,010
Fisher Scientific International,
Sr. Sub. Notes	6.13	7/1/15	1,275,000	1,271,813
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	2,625,000	2,775,938
IMAX,
Gtd. Notes	9.63	12/1/10	1,002,000 c	959,415
Sensata Technologies,
Sr. Sub. Notes EUR	9.00	5/1/16	475,000 a,e	604,859
Sungard Data Systems
Gtd. Notes	9.97	8/15/13	300,000 d	312,750
				8,119,785
Telecommunications--8.6%
American Tower,
Sr. Notes	7.13	10/15/12	1,561,000	1,607,830
American Towers,
Gtd. Notes	7.25	12/1/11	606,000	627,210
Hawaiian Telcom Communications,
Gtd. Notes, Ser. B	10.79	5/1/13	1,125,000 d	1,155,938
Intelsat Bermuda,
Sr. Notes	11.25	6/15/16	2,200,000 a	2,348,500
Intelsat Subsidiary Holding,
Sr. Notes	8.25	1/15/13	1,610,000	1,638,175
Intelsat Subsidiary Holding,
Gtd. Notes	10.48	1/15/12	1,475,000 d	1,502,656
Nextel Communications,
Sr. Notes, Ser. D	7.38	8/1/15	2,000,000	2,065,558
Nordic Telephone Holdings,
Sr. Notes EUR	8.25	5/1/16	1,175,000 a,e	1,616,669
Nortel Networks,
Gtd. Notes	10.75	7/15/16	275,000 a	295,625
PanAmSat,
Gtd. Notes	9.00	6/15/16	275,000 a	284,625
Pegasus Satellite Communications,
Sr. Notes	12.38	8/1/06	429,113 b	49,348
Qwest,
Bank Note, Ser. B	6.95	6/30/10	375,000 d	380,625
Qwest,
Bank Note, Ser. B	6.95	6/30/10	676,000 d	686,140
Qwest,
Sr. Notes	7.88	9/1/11	440,000 c	464,200
Qwest,
Sr. Notes	8.64	6/15/13	710,000 d	763,250
Qwest Communications
International, Gtd. Notes,
Ser. B	7.50	2/15/14	2,935,000	2,957,013
Rural Cellular,
Sr. Notes	9.88	2/1/10	600,000	628,500
UbiquiTel Operating,
Sr. Notes	9.88	3/1/11	1,560,000	1,700,400
US Unwired,
Scd. Notes, Ser. B	10.00	6/15/12	2,149,000	2,374,645
Wind Acquisition Finance,
Gtd. Bonds	10.75	12/1/15	500,000 a	554,375
Windstream,
Sr. Notes	8.13	8/1/13	3,510,000 a	3,742,538
Windstream,

Sr. Notes	8.63	8/1/16	3,575,000 a	3,843,125
				31,286,945
Textiles & Apparel--1.2%
Invista,
Notes	9.25	5/1/12	3,710,000 a	3,941,875
Levi Strauss & Co.,
Sr. Notes	12.25	12/15/12	353,000	395,360
				4,337,235
Transportation--2.3%
CHC Helicopter,
Sr. Sub. Notes	7.38	5/1/14	1,405,000	1,331,238
Greenbrier Cos.,
Gtd. Notes	8.38	5/15/15	1,500,000	1,530,000
Gulfmark Offshore,
Gtd. Notes	7.75	7/15/14	2,113,000	2,134,130
TFM,
Gtd. Notes	10.25	6/15/07	3,245,000	3,334,238
				8,329,606
Total Bonds and Notes
(cost $347,616,302)				347,900,289

Preferred Stocks--2.0%			Shares	Value ($)

Banks--.9%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875			71,900	3,352,337
Media--1.1%
ION Media Networks,
Conv., Cum. $975			328 a	2,298,324
Spanish Broadcasting System,
Ser. B, Cum. $107.515			1,482	1,648,742
				3,947,066
Total Preferred Stocks
(cost $8,033,940)				7,299,403

Common Stocks--.4%

Chemicals--.1%
Huntsman
			10,294 g	187,351
Machinery--.1%
Terex			8,620 g	389,796
Oil & Gas--.2%
Williams Cos.			35,807	854,713
Total Common Stocks
(cost $1,550,080)				1,431,860

Other Investment--.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,987,000)			2,987,000 h	2,987,000

Investment of Cash Collateral
for Securities Loaned--9.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $34,530,670)			34,530,670 h	34,530,670

Total Investments (cost $394,717,992)		108.1%	394,149,222
Liabilities, Less Cash and Receivables		(8.1%)	(29,520,230)
Net Assets		100.0%	364,628,992

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $71,361,146 or 19.6% of net assets.
b	Non-income producing--security in default.
c	All or a portion of these securities are on loan. At September 30, 2006, the total market value of the fund's securities on loan is $33,334,570 and the total market value of the collateral held by the fund is $34,530,670.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Managed Income Fund
September 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--144.8%	Rate (%)	Date	Amount ($)	Value ($)

Advertising--.1%
Lamar Media,
Gtd. Notes	7.25	1/1/13	30,000	30,338
Aerospace & Defense--.1%
L-3 Communications,
Bonds	3.00	8/1/35	45,000 a	46,013
Agricultural--.3%
Phillip Morris,
Debs.	7.75	1/15/27	105,000	127,488
Asset-Backed Ctfs./Auto Receivables--1.6%
BMW Vehicle Owner Trust,
Ser. 2004-A, Cl. A4	3.32	2/25/09	145,000	143,022
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	50,000	49,457
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	125,000	123,762
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	118,733	118,708
MMCA Automobile Trust,
Ser. 2002-1, Cl. B	5.37	1/15/10	9,927	9,928
WFS Financial Owner Trust,
Ser. 2004-4, Cl. B	3.13	5/17/12	100,338	98,169
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B	3.51	2/17/12	93,404	91,852
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	170,000	168,249
Whole Auto Loan Trust,
Ser. 2004-1, Cl. D	5.60	3/15/11	13,715 a	13,690
				816,837
Asset-Backed Ctfs./Credit Cards--.4%
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	230,000	228,664
Asset-Backed Ctfs./Home Equity Loans--8.0%
Asset-Backed Funding Ctfs.,
Ser. 2005-WMC1, Cl. M2	5.78	6/25/35	255,000 b	255,990
Citicorp Residential Mortgage
Securities, Ser. 2006-1,
Cl. A1	5.96	7/25/36	191,621 b	191,928
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	140,000 b	136,504
Countrywide Asset-Backed
Certificates, Ser. 2004-3,
Cl. M3	6.20	5/25/34	125,000 b	125,752
Countrywide Asset-Backed Ctfs.,
Ser. 2006-1, Cl. AF1	5.46	7/25/36	171,844 b	171,963
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.43	8/25/35	35,896 b	35,917
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	142,643 b	142,015

Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	235,000 b	233,252
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	72,357 b	72,153
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FFH3, Cl. 2A1	5.46	9/25/35	47,206 b	47,239
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.91	2/25/36	125,000 b	125,535
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	5.37	4/25/36	40,371 b	40,396
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.44	7/25/35	65,513 b	65,565
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.38	4/25/36	144,075 b	144,166
Option One Mortgage Loan Trust,
Ser. 2005-4, Cl. M1	5.77	11/25/35	255,000 b	255,252
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	203,373 b	202,419
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	145,000 b	145,431
Renaissance Home Equity Loan
Trust, Ser. 2006-1, Cl. AF2	5.53	5/25/36	225,000 b	224,647
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF2	5.58	11/25/36	500,000 b	499,700
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF1	5.92	11/25/36	250,000 b	249,925
Renaissance Home Equity Loan
Trust, Ser. 2006-2, Cl. AF1	6.00	8/25/36	232,992 b	232,679
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AI6	4.55	12/25/34	145,000	141,179
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.76	9/25/35	145,000 b	145,739
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.78	9/25/35	160,000 b	160,674
Residential Asset Securities,
Ser. 2001-KS3, Cl. MII1	6.16	9/25/31	81,387 b	82,148
				4,128,168
Asset-Backed Ctfs./Manufactured Housing--.7%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	74,250	76,959
Origen Manufactured Housing,
Ser. 2004-B, Cl. A1	2.87	6/15/13	1,822	1,819
Origen Manufactured Housing,
Ser. 2004-B, Cl. A2	3.79	12/15/17	65,000	63,594
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	115,000	114,557
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000	83,135
				340,064
Automobile Manufacturers--1.0%
DaimlerChrysler N.A. Holding,
Notes	4.88	6/15/10	65,000	63,207
DaimlerChrysler N.A. Holding,

Gtd. Notes	5.82	3/13/09	135,000 b	135,156
DaimlerChrysler N.A. Holding,
Gtd. Notes, Ser. E	6.02	10/31/08	250,000 b	251,125
General Motors,
Debs.	7.75	3/15/36	180,000 c	56,700
				506,188
Banks--8.0%
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	145,000	145,725
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	200,000 a,b	192,078
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	6.38	12/1/15	250,000	257,889
Glitnir Banki,
Bonds	7.45	9/14/49	250,000 a	256,975
Greater Bay Bancorp,
Sr. Notes, Ser. B	5.25	3/31/08	100,000	99,639
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	235,000 a,b	225,435
Islandsbanki,
Notes	5.67	10/15/08	65,000 a,b	64,688
Landsbanki Islands,
Notes	6.10	8/25/09	250,000 a,b	250,198
National Westminster Bank/United
Kingdom, Sub. Notes	7.38	10/1/09	320,000	340,960
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	180,000	188,864
Popular North America,
Notes	5.74	12/12/07	125,000 b	125,331
Sovereign Bancorp,
Sr. Notes	5.68	3/1/09	195,000 a,b	195,526
USB Capital IX,
Gtd. Notes	6.19	4/15/42	500,000 b	506,172
Washington Mutual,
Sub. Notes	4.63	4/1/14	265,000	247,746
Washington Mutual,
Notes	5.81	1/15/10	145,000 b	145,700
Wells Fargo Capital B,
Bonds	7.95	12/1/26	300,000 a	312,732
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	165,000	182,435
Zions Bancorporation,
Sr. Unscd. Notes	5.63	4/15/08	105,000 b	105,068
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	240,000	245,016
				4,088,177
Building & Construction--.9%
American Standard,
Gtd. Notes	7.38	2/1/08	145,000	147,812
Centex,
Notes	4.75	1/15/08	65,000	64,439
D.R. Horton,
Gtd. Notes	5.88	7/1/13	120,000	116,316
D.R. Horton,
Unsub. Notes	6.00	4/15/11	30,000	29,853
D.R. Horton,
Gtd. Notes	8.00	2/1/09	95,000	99,465
				457,885

Chemicals--1.0%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	50,000	53,187
ICI North America,
Debs.	8.88	11/15/06	80,000	80,278
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	60,000	58,671
ICI Wilmington,
Gtd. Notes	5.63	12/1/13	115,000	113,504
Lubrizol,
Debs.	6.50	10/1/34	70,000	70,769
RPM International,
Sr. Notes	4.45	10/15/09	125,000	120,945
				497,354
Commercial & Professional Services--1.0%
Aramark Services,
Gtd. Notes	7.00	5/1/07	250,000	250,977
ERAC USA Finance,
Notes	5.74	4/30/09	70,000 a,b	70,154
ERAC USA Finance,
Notes	7.95	12/15/09	100,000 a	107,397
R.R. Donnelley & Sons,
Notes	5.00	11/15/06	70,000	69,864
				498,392
Commercial Mortgage Pass-Through Ctfs.--5.0%
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.73	11/25/35	173,900 a	173,900
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	5.98	1/25/36	94,702 a	94,702
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B1	6.43	11/25/35	91,527 a	91,748
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.33	11/25/35	91,527 a	92,979
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	295,000	285,126
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2	4.56	2/13/42	125,000 b	123,072
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	120,000	116,847
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	130,000 a	135,603
Chase Commercial Mortgage
Securities, Ser. 1997-2, Cl. C	6.60	12/19/29	40,000	40,434
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	5.52	5/15/23	20,000 a,b	20,019
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	115,000 a	114,763
DLJ Commercial Mortgage,
Ser. 1998-CF2, Cl. A1B	6.24	11/12/31	120,000	121,966
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	160,000 a	161,878
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	35,000 a	34,975

J.P. Morgan Commercial Mortgage
Finance, Ser. 1997-C5, Cl. B	7.16	9/15/29	105,000	105,628
Mach One Trust Commercial
Mortgage-Backed, Ser. 2004-1A,
Cl. A1	3.89	5/28/40	119,852 a	117,981
Morgan Stanley Capital I,
Ser. 1999-RM1, Cl. A2	6.71	12/15/31	151,772	155,422
Morgan Stanley Capital I,
Ser. 1999-CAM1, Cl. A4	7.02	3/15/32	59,524	61,402
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	136,302	140,154
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	402,602 a	389,273
				2,577,872
Consumer Products--.0%
Scotts Miracle-Gro,
Sr. Sub. Notes	6.63	11/15/13	20,000 d	19,625
Diversified Financial Services--11.0%
American Express,
Sub. Debs.	6.80	9/1/66	75,000 b	79,324
Ameriprise Financial,
Jr. Sub. Bonds	7.52	6/1/66	235,000 b,d	252,490
Amvescap,
Gtd. Notes	5.38	2/27/13	135,000	133,260
Amvescap,
Notes	5.38	12/15/14	185,000	181,498
Amvescap,
Sr. Notes	5.90	1/15/07	225,000	225,217
Capital One Financial,
Sr. Notes	5.67	9/10/09	200,000 b	200,305
CIT Group,
Sr. Notes	5.56	8/15/08	185,000 b	185,444
FCE Bank,
Notes EUR	4.06	9/30/09	100,000 b,e	120,733
Ford Motor Credit,
Notes	6.19	9/28/07	130,000 b	128,848
Ford Motor Credit,
Sr. Unsub. Notes	7.20	6/15/07	121,000	120,949
Fuji JGB Investment,
Bonds	9.87	12/29/49	100,000 a,b	107,147
Glencore Funding,
Gtd. Notes	6.00	4/15/14	305,000 a	293,582
GMAC,
Notes	6.41	1/16/07	265,000 b	264,809
HSBC Finance,
Sr. Notes	5.74	9/14/12	280,000 b	282,283
International Lease Finance,
Sr. Unscd. Notes	5.62	5/24/10	125,000 b,d	125,373
Jefferies Group,
Sr. Notes, Ser. B	7.50	8/15/07	70,000	70,828
Jefferies Group,
Sr. Notes	7.75	3/15/12	55,000	60,391
Kaupthing Bank,
Notes	6.07	1/15/10	235,000 a,b	235,002
Kaupthing Bank,
Notes	7.13	5/19/16	365,000 a	384,350
Leucadia National,

Sr. Notes	7.00	8/15/13	115,000	116,725
MBNA Capital A,
Gtd. Notes, Ser. A	8.28	12/1/26	80,000	83,568
MUFG Capital Finance I,
Gtd. Bonds	6.35	3/15/49	215,000 b	216,461
NIPSCO Capital Markets,
Notes	7.86	3/27/17	75,000	83,603
Pemex Finance,
Bonds	9.69	8/15/09	180,000	195,013
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	125,000	126,576
Residential Capital,
Gtd. Notes	7.34	4/17/09	240,000 a,b	241,247
SB Treasury,
Bonds	9.40	12/29/49	280,000 a,b	297,669
SLM,
Notes, Ser. A	5.63	7/27/09	375,000 b	375,641
St. George Funding,
Bonds	8.49	12/29/49	225,000 a,b	237,353
Tokai Preferred Capital,
Bonds	9.98	12/29/49	220,000 a,b	235,930
				5,661,619
Diversified Metals & Mining--1.0%
Falconbridge,
Bonds	5.38	6/1/15	25,000	23,974
Falconbridge,
Debs.	7.35	11/1/06	190,000	190,229
Noranda,
Notes	6.00	10/15/15	150,000	150,743
Southern Copper,
Sr. Notes	7.50	7/27/35	125,000	131,452
				496,398
Electric Utilities--5.4%
Cogentrix Energy,
Gtd. Notes	8.75	10/15/08	125,000 a	134,799
Consumers Energy,
First Mortgage Bonds, Ser. F	4.00	5/15/10	155,000	148,081
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	115,000	114,044
Dominion Resources/VA,
Sr. Notes, Ser. G	3.66	11/15/06	95,000 b	94,800
Dominion Resources/VA,
Sr. Notes, Ser. D	5.66	9/28/07	255,000 b	255,142
DTE Energy,
Sr. Notes, Ser. A	6.65	4/15/09	200,000	205,968
FirstEnergy,
Notes, Ser. A	5.50	11/15/06	132,000	131,999
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	235,000	245,412
FPL Energy National Wind,
Scd. Notes	5.61	3/10/24	92,446 a	90,864
FPL Group Capital,
Gtd. Debs., Ser. B	5.55	2/16/08	200,000	200,394
Illinois Power,
First Mortgage Bonds	7.50	6/15/09	115,000	121,085
IPALCO Enterprises,
Sr. Secured Notes	8.63	11/14/11	75,000	80,813
Mirant North America,

Gtd. Notes		7.38	12/31/13	55,000 d	55,344
National Grid,
Notes		6.30	8/1/16	100,000	103,938
Niagara Mohawk Power,
Sr. Notes, Ser. G		7.75	10/1/08	35,000	36,551
NiSource Finance,
Gtd. Notes		5.97	11/23/09	275,000 b	275,179
Progress Energy,
Sr. Notes		6.05	4/15/07	100,000	100,284
Southwestern Public Service,
Sr. Notes, Ser B		5.13	11/1/06	150,000	149,945
TXU,
Sr. Notes, Ser. O		4.80	11/15/09	145,000	142,053
TXU,
Notes, Ser. C		6.38	1/1/08	65,000	65,872
Virginia Electric & Power,
Sr. Notes, Ser. A		5.38	2/1/07	35,000	34,975
					2,787,542
Environmental Control--.4%
Oakmont Asset Trust,
Notes		4.51	12/22/08	105,000 a	102,523
USA Waste Services,
Sr. Notes		7.00	7/15/28	75,000	82,346
Waste Management,
Gtd. Notes		7.38	5/15/29	30,000	34,434
					219,303
Food & Beverages--.8%
H.J. Heinz,
Notes		6.43	12/1/20	150,000 a	153,172
Safeway,
Sr. Unscd. Notes		4.13	11/1/08	85,000	82,770
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	100,000	101,000
Tyson Foods,
Sr. Unscd. Notes		6.85	4/1/16	80,000	82,516
					419,458
Foreign/Governmental--6.3%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.87	6/16/08	170,000 b	167,671
Egyptian Treasury Bill,
Notes		9.06	3/15/07	490,000 a,f	491,200
Export-Import Bank of Korea,
Sr. Notes		4.50	8/12/09	100,000	97,928
Federal Republic of Brazil,
Bonds BRL		12.50	1/5/16	1,005,000 d,e	466,818
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	2,600,000 e	246,037
Poland Government,
Bonds, Ser. 0608	PLN	5.75	6/24/08	4,620,000 e	1,495,342
Republic of Argentina,
Bonds		5.59	8/3/12	305,000 b	214,873
Republic of El Salvador,
Unscd. Notes		8.50	7/25/11	60,000 a	66,750
					3,246,619
Health Care--.7%
Baxter International,
Sr. Unscd. Notes		5.20	2/16/08	140,000	139,546

Coventry Health Care,
Sr. Notes	5.88	1/15/12	80,000	79,774
Medco Health Solutions,
Sr. Notes	7.25	8/15/13	60,000	65,211
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	82,074
				366,605
Lodging & Entertainment--.9%
Cinemark,
Sr. Discount Notes	9.75	3/15/14	15,000 c	12,038
Harrah's Operating,
Gtd. Notes	7.13	6/1/07	45,000	45,339
MGM Mirage,
Gtd. Notes	8.50	9/15/10	155,000	165,656
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	20,000	19,650
P & O Princess Cruises,
Notes	7.30	6/1/07	120,000	121,307
Park Place Entertainment,
Sr. Notes	8.50	11/15/06	50,000	50,138
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	70,000	69,650
				483,778
Machinery--.2%
Terex,
Gtd. Notes	7.38	1/15/14	115,000	116,150
Manufacturing--.3%
Tyco International Group,
Gtd. Notes	6.88	1/15/29	115,000	128,404
Media--1.2%
AOL Time Warner,
Gtd. Debs.	7.70	5/1/32	80,000	89,604
CBS,
Gtd. Notes	5.63	5/1/07	105,000	105,094
Comcast,
Gtd. Bonds	5.80	7/14/09	225,000 b	225,555
COX Communications,
Notes	7.13	10/1/12	60,000	64,022
Univision Communications,
Gtd. Notes	2.88	10/15/06	145,000	144,858
				629,133
Oil & Gas--3.0%
Anadarko Petroleum,
Sr. Notes	5.79	9/15/09	250,000 b	250,507
ANR Pipeline,
Sr. Notes	7.00	6/1/25	50,000	49,904
BJ Services,
Sr. Unscd. Notes	5.57	6/1/08	500,000 b	500,107
Chesapeake Energy,
Gtd. Notes	7.63	7/15/13	65,000	66,706
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	70,000	67,293
El Paso Natural Gas,
Sr. Notes, Ser. A	7.63	8/1/10	130,000	134,550
Marathon Oil,
Notes	5.38	6/1/07	175,000	175,120
Northwest Pipeline,
Sr. Unscd. Notes	6.63	12/1/07	210,000	212,100

Sempra Energy,
Sr. Notes	4.62	5/17/07	80,000	79,624
				1,535,911
Packaging & Containers--.5%
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	75,000	76,313
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	50,000	50,875
Sealed Air,
Bonds	6.88	7/15/33	120,000 a	121,308
				248,496
Paper & Forest Products--.4%
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	105,000 a	100,881
Temple-Inland,
Bonds	6.63	1/15/18	105,000	110,020
				210,901
Property & Casualty Insurance--2.1%
Allmerica Financial,
Debs.	7.63	10/15/25	5,000	5,337
AON Capital Trust A,
Gtd. Cap. Secs.	8.21	1/1/27	105,000	120,679
AON,
Notes	6.95	1/15/07	100,000	100,338
Assurant,
Sr. Notes	6.75	2/15/34	55,000	58,241
Chubb,
Sr. Notes	5.47	8/16/08	250,000	250,700
Hartford Financial Services Group,
Sr. Notes	5.66	11/16/08	250,000	251,855
Marsh & McLennan Cos.,
Sr. Notes	5.38	3/15/07	220,000	219,889
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	70,000	70,446
				1,077,485
Real Estate Investment Trusts--5.3%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	85,000	81,875
Archstone-Smith Operating Trust,
Notes	5.00	8/15/07	75,000	74,711
Arden Realty,
Notes	5.20	9/1/11	115,000	115,156
Arden Realty,
Notes	7.00	11/15/07	60,000	61,060
Boston Properties,
Sr. Notes	5.63	4/15/15	85,000	85,088
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	100,000	101,747
Duke Realty,
Notes	3.50	11/1/07	70,000	68,578
Duke-Weeks Realty,
Sr. Notes	6.95	3/15/11	170,000	180,275
EOP Operating,
Notes	5.97	10/1/10	50,000 b	50,514
EOP Operating,
Sr. Notes	7.00	7/15/11	195,000	206,628
ERP Operating,
Notes	4.75	6/15/09	55,000	54,262

ERP Operating,
Notes	5.13	3/15/16	75,000	72,584
Federal Realty Investment Trust,
Notes	6.00	7/15/12	55,000	56,448
Healthcare Realty Trust,
Sr. Notes	8.13	5/1/11	225,000	244,883
HRPT Properties Trust,
Sr. Unscd. Notes	5.99	3/16/11	250,000 b	250,656
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	130,000	127,922
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	75,000	72,154
Mack-Cali Realty,
Notes	5.25	1/15/12	55,000	54,174
Regency Centers,
Gtd. Notes	5.25	8/1/15	125,000	121,480
Simon Property Group,
Notes	4.60	6/15/10	105,000	102,549
Simon Property Group,
Notes	4.88	8/15/10	75,000	73,780
Socgen Real Estate,
Bonds	7.64	12/29/49	470,000 a,b	480,213
				2,736,737
Residential Mortgage Pass-Through Ctfs.--5.4%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	109,729 a,b	109,672
Banc of America Mortgage
Securities, Ser. 2004-F,
Cl. 2A7	4.15	7/25/34	311,551 b	304,245
Chaseflex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	98,121 b	98,109
Chaseflex Trust,
Ser. 2006-2, Cl. A5	5.99	9/25/36	120,000 b	121,387
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	65,012 b	64,437
Countrywide Alternative Loan
Trust, (Interest Only
Obligations) Ser. 2004-J5,
Cl. 1AI0	0.75	12/26/06	1,044,686 g	1,746
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	6.08	2/25/36	132,012 b	132,221
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.83	2/25/36	97,787 b	96,874
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.68	5/25/36	69,260 b	69,424
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.21	9/25/36	122,484 b	123,917
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	72,006 b	70,194
Nomura Asset Acceptance,
Ser. 2005-AP1, Cl. 2A5	4.86	2/25/35	200,000 b	194,855
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	150,000 b	146,572
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	115,000 b	113,135
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	6.02	4/30/30	1,919	1,914
Washington Mutual,

Ser. 2004-AR7, Cl. A6	3.94	7/25/34	135,000 b	130,984
Washington Mutual,
Ser. 2003-AR10, Cl. A6	4.06	10/25/33	203,000 b	198,779
Washington Mutual,
Ser. 2004-AR9, Cl. A7	4.16	8/25/34	165,000 b	160,556
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.54	2/25/35	480,484 b	470,623
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	150,000	148,551
				2,758,195
Retail--.3%
CVS,
Sr. Unscd. Notes	5.75	8/15/11	45,000	45,634
May Department Stores,
Notes	3.95	7/15/07	45,000	44,406
May Department Stores,
Notes	4.80	7/15/09	45,000	44,180
				134,220
State/Government General Obligations--1.7%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	75,000	75,143
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	385,000	387,156
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.43	6/1/34	100,000 b	100,007
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	170,000	166,651
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	170,000	169,057
				898,014
Technology--.3%
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	50,000	52,875
Hewlett-Packard,
Sr. Unscd. Notes	5.52	5/22/09	100,000 b	100,182
				153,057
Telecommunications--5.5%
AT & T,
Notes	5.50	5/15/08	125,000 b	125,135
Deutsche Telekom International
Finance, Gtd. Notes	5.57	3/23/09	475,000 b	475,617
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	450,000	491,297
Deutsche Telekom International
Finance, Gtd. Bonds	8.25	6/15/30	165,000	202,161
France Telecom,
Notes	7.75	3/1/11	110,000	120,626
Nextel Communications,
Sr. Notes, Ser. F	5.95	3/15/14	95,000	93,054
Nextel Partners,
Sr. Notes	8.13	7/1/11	150,000	158,250

Nordic Telephone Holdings,
Sr. Notes EUR	8.25	5/1/16	50,000 a,e	68,794
PanAmSat,
Gtd. Notes	9.00	6/15/16	100,000 a	103,500
Qwest,
Sr. Notes	7.88	9/1/11	65,000	68,575
Qwest,
Sr. Notes	8.64	6/15/13	100,000 b	107,500
Sprint Capital,
Gtd. Notes	8.75	3/15/32	95,000	116,184
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	250,000	255,000
U.S. West Communications,
Notes	5.63	11/15/08	70,000	69,825
Verizon Communications,
Sr. Notes	5.54	8/15/07	175,000 b	175,170
Windstream,
Sr. Notes	8.13	8/1/13	140,000 a	149,275
Windstream,
Sr. Notes	8.63	8/1/16	45,000 a	48,375
				2,828,338
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	95,000	94,688
Transportation--.2%
Ryder System,
Notes	3.50	3/15/09	130,000	123,898
U.S. Government Agencies/Mortgage-Backed--23.8%
Federal Home Loan Mortgage Corp.:
4.00%, 10/1/09			87,532	85,700
4.50%, 10/1/09			84,689	83,551
5.00%, 10/1/18			477,005	470,146
6.00%, 7/1/17 - 4/1/33			248,281	250,843
Federal National Mortgage Association:
5.00%			275,000 h	270,273
5.50%			965,000 h	954,776
6.00%			3,625,000 h	3,665,085
3.53%, 7/1/10			282,994	267,692
4.06%, 6/1/13			100,000	93,750
5.00%, 7/1/11 - 4/1/19			541,917	534,960
5.50%, 12/1/24 - 1/1/34			1,376,053	1,362,575
6.00%, 2/1/33 - 6/1/33			262,390	264,439
6.50%, 12/1/31 - 9/1/32			210,396	215,188
7.00%, 5/1/32 - 7/1/32			51,166	52,685
Grantor Trust,
Ser. 2001-T11, Cl. B,
5.50%, 9/25/11			75,000	76,711
Grantor Trust,
Ser. 2001-T6, Cl. B, 6.09%,
5/25/11			275,000	286,833
Government National Mortgage Association I:
6.50%, 9/15/32			92,405	94,946
8.00%, 2/15/30 - 5/15/30			5,448	5,774
Ser. 2004-43, Cl. A, 2.82%,
12/16/19			341,754	327,998
Ser. 2003-88, Cl. AC,
2.91%, 6/16/18			240,458	231,965
Ser. 2004-23, Cl. B, 2.95%,

3/16/19	137,949	132,236
Ser. 2004-57, Cl. A, 3.02%,
1/16/19	165,726	159,676
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22	205,020	197,617
Ser. 2003-64, Cl. A, 3.09%,
4/16/24	17,301	16,994
Ser. 2004-9, Cl. A, 3.36%,
8/16/22	99,495	95,834
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23	319,231	308,249
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	179,944	174,369
Ser. 2003-96, Cl. B, 3.61%,
8/16/18	99,606	97,744
Ser. 2004-67, Cl. A, 3.65%,
9/16/17	147,600	144,173
Ser. 2004-108, Cl. A,
4.00%, 5/16/27	118,288	115,175
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	121,486	118,410
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	121,084	118,218
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	163,036	158,641
Ser. 2005-9, Cl. A, 4.03%,
5/16/22	94,093	92,073
Ser. 2005-12, Cl. A, 4.04%,
5/16/21	63,942	62,588
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	141,510	138,634
Ser. 2005-14, Cl. A, 4.13%,
2/16/27	134,380	131,779
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	221,990	217,621
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	150,000	147,197
		12,223,118
U.S. Government Securities--39.8%
U.S. Treasury Inflation Protected
Securities, 2.00%, 1/15/16	2,060,652 i,j	2,013,655
U.S. Treasury Notes:
4.25%, 1/15/11	20,000	19,734
4.50%, 9/30/11	17,900,000 i	17,837,082
4.88%, 5/31/08	170,000 d	170,372
4.88%, 8/15/16	450,000 i	458,648
		20,499,491
Total Bonds and Notes
(cost $74,793,197)		74,440,623

Preferred Stocks--.2%	Shares	Value ($)

Banks--.1%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875	1,400	65,275
Diversified Financial Services--.1%
AES Trust VII,
Conv., Cum. $3.00	1,000	49,125
Total Preferred Stocks

(cost $118,700)		114,400

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options--.0%
12-Month Euribor Interest Swap,
March 2007 @ 4.488	3,395,000	6,939
Put Options--.0%
12-Month Euribor Interest Swap,
May 2007 @ 4.1785	855,000	3,836
3-Month Capped USD Libor-BBA
Interest Rate June 2007 @
5.75	9,650,000	660
		4,496
Total Options
(cost $34,393)		11,435

	Principal
Short-Term Investments--.3%	Amount ($)	Value ($)

U.S. Treasury Bills
4.85%, 12/7/06	75,000 k	74,351
4.75%, 10/12/06	70,000	69,916
Total Short-Term Investments
(cost $144,221)		144,267

Other Investment--.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $482,000)	482,000 [l]	482,000

Investment of Cash Collateral
for Securities Loaned--2.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,152,388)	1,152,388 [l]	1,152,388

Total Investments (cost $76,724,899)	148.4%	76,345,113
Liabilities, Less Cash and Receivables	(48.4%)	(24,892,431)
Net Assets	100.0%	51,452,682

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $7,416,313 or 14.4% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d All or a portion of these securities are on loan. At September 30, 2006, the total market value of the fund's securities on loan is $1,090,022 and the total market value of the collateral held by the fund is $1,152,388.
e Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EUR--Euro MXN--Mexican New Peso
PLN--Polish Zloty
f Credit Linked Notes.
g Notional face amount shown.
h Purchased on a forward commitment basis.
i Purchased on a delayed delivery basis.
j Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

k	All or partially held by a broker as collateral for open financial futures positions.
l	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES September 30, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	52	(5,619,250)	December 2006	(55,780)

STATEMENT OF OPTIONS WRITTEN
September 30, 2006 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)	Value ($)

Call Option
December 2006 10-Year Future
October 2006 @ 109.00			37,000	(5,203)
Put Option
12-Month Euribor Interest Swap
March 2007 @ 5.973			3,395,000	(2,399)
(Premiums received $16,199)				(7,602)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)